Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000142690 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund (formerly known as MainStay Cushing® MLP Premier Fund)
Class Name	Class A
Trading Symbol	CSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$186	1.49%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period, the Fund’s performance relative to the Alerian Midstream Energy Select Index ("the Index") was primarily affected by subsector allocation and stock selection. Relative returns benefited from improved financial metrics—such as positive free cash flow after dividends/distributions, strong balance sheets, and steady earnings—with increased implementation and execution of capital allocation frameworks. All subsectors contributed positively to overall results; however, underweight exposure to the largest contributing subsectors in the Index detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Natural gas gatherers and processors	Overweight subsector allocation and effective stock selection	Contributed
Independent power producers/utilities	Strong data center exposure and positive sentiment towards AI-related demand	Contributed
Renewable YieldCos	Positioning in stocks with strong balance sheets and lower rate sensitivity amid a volatile rate environment	Contributed
Canadian Midstream	Subsector allocation	Detracted
Large Cap MLP	Subsector allocation	Detracted
Large Cap Diversified C Corps	Subsector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended November 30, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/20/2010	41.61%	16.90%	3.83%
Class A Shares - Excluding sales charges		49.85%	18.23%	4.42%
Russell 3000® Index[1]		34.49%	15.23%	12.89%
Alerian Midstream Energy Select Index[2]		51.22%	19.68%	7.58%
Cushing MLP Premier Tiered Index[3]		51.22%	17.68%	3.16%
Alerian MLP Index[4]		31.13%	19.23%	3.84%
Morningstar Energy Limited Partnership Category Average[5]		42.52%	17.83%	3.93%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,101,418,527
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 9,562,193
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,101,418,527%
Total number of portfolio holdings	29%
Total advisory fees paid	$9,562,193%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.8%
Large Cap MLP	19.4%
Natural Gas Gatherers & Processors	18.4%
Natural Gas Transportation & Storage	5.3%
Utility	2.8%
Refiners	2.6%
Other Corp	2.1%
General Partnerships	2.0%
Canadian Midstream	1.8%
YieldCo	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since December 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.
As of March 29, 2024, John M. Musgrave and Todd Sunderland are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000142691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund (formerly known as MainStay Cushing® MLP Premier Fund)
Class Name	Class C
Trading Symbol	CSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$277	2.23%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period, the Fund’s performance relative to the Alerian Midstream Energy Select Index ("the Index") was primarily affected by subsector allocation and stock selection. Relative returns benefited from improved financial metrics—such as positive free cash flow after dividends/distributions, strong balance sheets, and steady earnings—with increased implementation and execution of capital allocation frameworks. All subsectors contributed positively to overall results; however, underweight exposure to the largest contributing subsectors in the Index detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Natural gas gatherers and processors	Overweight subsector allocation and effective stock selection	Contributed
Independent power producers/utilities	Strong data center exposure and positive sentiment towards AI-related demand	Contributed
Renewable YieldCos	Positioning in stocks with strong balance sheets and lower rate sensitivity amid a volatile rate environment	Contributed
Canadian Midstream	Subsector allocation	Detracted
Large Cap MLP	Subsector allocation	Detracted
Large Cap Diversified C Corps	Subsector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended November 30, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	10/20/2010	47.93%	17.34%	3.64%
Class C Shares - Excluding sales charges		48.93%	17.34%	3.64%
Russell 3000® Index[1]		34.49%	15.23%	12.89%
Alerian Midstream Energy Select Index[2]		51.22%	19.68%	7.58%
Cushing MLP Premier Tiered Index[3]		51.22%	17.68%	3.16%
Alerian MLP Index[4]		31.13%	19.23%	3.84%
Morningstar Energy Limited Partnership Category Average[5]		42.52%	17.83%	3.93%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,101,418,527
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 9,562,193
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,101,418,527%
Total number of portfolio holdings	29%
Total advisory fees paid	$9,562,193%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.8%
Large Cap MLP	19.4%
Natural Gas Gatherers & Processors	18.4%
Natural Gas Transportation & Storage	5.3%
Utility	2.8%
Refiners	2.6%
Other Corp	2.1%
General Partnerships	2.0%
Canadian Midstream	1.8%
YieldCo	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since December 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.
As of March 29, 2024, John M. Musgrave and Todd Sunderland are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000142692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund (formerly known as MainStay Cushing® MLP Premier Fund)
Class Name	Class I
Trading Symbol	CSHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$155	1.24%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period, the Fund’s performance relative to the Alerian Midstream Energy Select Index ("the Index") was primarily affected by subsector allocation and stock selection. Relative returns benefited from improved financial metrics—such as positive free cash flow after dividends/distributions, strong balance sheets, and steady earnings—with increased implementation and execution of capital allocation frameworks. All subsectors contributed positively to overall results; however, underweight exposure to the largest contributing subsectors in the Index detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Natural gas gatherers and processors	Overweight subsector allocation and effective stock selection	Contributed
Independent power producers/utilities	Strong data center exposure and positive sentiment towards AI-related demand	Contributed
Renewable YieldCos	Positioning in stocks with strong balance sheets and lower rate sensitivity amid a volatile rate environment	Contributed
Canadian Midstream	Subsector allocation	Detracted
Large Cap MLP	Subsector allocation	Detracted
Large Cap Diversified C Corps	Subsector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended November 30, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	10/20/2010	50.30%	18.51%	4.68%
Russell 3000® Index[1]		34.49%	15.23%	12.89%
Alerian Midstream Energy Select Index[2]		51.22%	19.68%	7.58%
Cushing MLP Premier Tiered Index[3]		51.22%	17.68%	3.16%
Alerian MLP Index[4]		31.13%	19.23%	3.84%
Morningstar Energy Limited Partnership Category Average[5]		42.52%	17.83%	3.93%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,101,418,527
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 9,562,193
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,101,418,527%
Total number of portfolio holdings	29%
Total advisory fees paid	$9,562,193%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.8%
Large Cap MLP	19.4%
Natural Gas Gatherers & Processors	18.4%
Natural Gas Transportation & Storage	5.3%
Utility	2.8%
Refiners	2.6%
Other Corp	2.1%
General Partnerships	2.0%
Canadian Midstream	1.8%
YieldCo	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since December 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.
As of March 29, 2024, John M. Musgrave and Todd Sunderland are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000142693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund (formerly known as MainStay Cushing® MLP Premier Fund)
Class Name	Investor Class
Trading Symbol	CSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$185	1.48%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period, the Fund’s performance relative to the Alerian Midstream Energy Select Index ("the Index") was primarily affected by subsector allocation and stock selection. Relative returns benefited from improved financial metrics—such as positive free cash flow after dividends/distributions, strong balance sheets, and steady earnings—with increased implementation and execution of capital allocation frameworks. All subsectors contributed positively to overall results; however, underweight exposure to the largest contributing subsectors in the Index detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Natural gas gatherers and processors	Overweight subsector allocation and effective stock selection	Contributed
Independent power producers/utilities	Strong data center exposure and positive sentiment towards AI-related demand	Contributed
Renewable YieldCos	Positioning in stocks with strong balance sheets and lower rate sensitivity amid a volatile rate environment	Contributed
Canadian Midstream	Subsector allocation	Detracted
Large Cap MLP	Subsector allocation	Detracted
Large Cap Diversified C Corps	Subsector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended November 30, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	7/11/2014	42.47%	16.92%	3.86%
Investor Class Shares - Excluding sales charges		49.97%	18.25%	4.44%
Russell 3000® Index[1]		34.49%	15.23%	12.89%
Alerian Midstream Energy Select Index[2]		51.22%	19.68%	7.58%
Cushing MLP Premier Tiered Index[3]		51.22%	17.68%	3.16%
Alerian MLP Index[4]		31.13%	19.23%	3.84%
Morningstar Energy Limited Partnership Category Average[5]		42.52%	17.83%	3.93%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 11, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,101,418,527
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 9,562,193
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,101,418,527%
Total number of portfolio holdings	29%
Total advisory fees paid	$9,562,193%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.8%
Large Cap MLP	19.4%
Natural Gas Gatherers & Processors	18.4%
Natural Gas Transportation & Storage	5.3%
Utility	2.8%
Refiners	2.6%
Other Corp	2.1%
General Partnerships	2.0%
Canadian Midstream	1.8%
YieldCo	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	10.1%
Targa Resources Corp.	9.5%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.7%
Plains GP Holdings LP, Class A	5.8%
DT Midstream, Inc.	5.3%
Kinder Morgan, Inc.	4.7%
Enterprise Products Partners LP	4.7%
TC Energy Corp.	4.6%
MPLX LP	4.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since December 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.
As of March 29, 2024, John M. Musgrave and Todd Sunderland are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Cushing® MLP Premier Fund” to “NYLI Cushing® MLP Premier Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by March 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM